UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0%
Alabama - 1.6%
Huntsville Health Care Authority,
CP	1.59	10/15/18	3,000,000		3,000,000
Tuscaloosa County Industrial
Development Authority,
Revenue Bonds, Ser. C (Gulf
Opportunity Zone-Hunt Refining
Project) (LOC; Bank of Nova Scotia)	1.56	9/7/18	6,475,000	[a]	6,475,000
					9,475,000
Alaska - 1.2%
Tender Option Bond Trust Receipts
(Series 2018-ZF2681), 12/1/38,
(Alaska State Housing Finance
Corporation, Single Family Mortgage
Revenue Bonds (Liquidity Agreement;
Morgan Stanley Bank))	1.59	9/7/18	7,500,000	[a,b,c]	7,500,000
Arizona - 1.7%
Tender Option Bond Trust Receipts
(Series 2016-XM0304), 7/1/20,
(Mesa, Excise Tax Revenue Bonds
Obligations)(Liquidity Facility; Royal
Bankof Canada)	1.62	9/7/18	10,135,000	[a,b,c]	10,135,000
Arkansas - .8%
Arkansas Development Finance
Authority,
MFHR (Capri Apartments Project)
(LOC; FHLB)	1.66	9/7/18	5,200,000	[a]	5,200,000
California - .8%
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	1.66	9/7/18	5,000,000	[a]	5,000,000
Colorado - 6.1%
Colorado Health Facilities Authority,
Revenue Bonds (School Health System
Project) (Liquidity Facility; Wells
Fargo Bank NA) Ser.B	1.56	9/7/18	16,000,000	[a]	16,000,000
Colorado Health Facilities Authority,
Revenue Bonds (Sisters of Charityof
Leavenworth Health System)
(Citigroup ROCS, Series 2015-
XM0054)(Liquidity Facility; Citibank
NA)	1.61	9/7/18	4,700,000	[a,b,c]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Colorado - 6.1% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF0667), 5/15/26,
(Liquidity Facility; JP Morgan Chase
Bank NA)	1.59	9/7/18	6,345,000	[a,b,c]	6,345,000
University of Colorado,
Hospital Authority Revenue Bonds
(Liquidity Facility;CitibankNA)	1.60	9/7/18	10,000,000	[a,b,c]	10,000,000
					37,045,000
Connecticut - 1.3%
RIBF loater Trust (Series2017-016),
GO (LOC;Barclays Bank PLC)	1.60	9/7/18	7,750,000	[a,b,c]	7,750,000
Florida - 3.5%
Gainesville Utility System,
CP (LOC; Bank of America NA) Series
C	1.44	9/10/18	15,000,000		15,000,000
Palm Beach County School Board,
(Liquidity Facility; Citibank NA)	1.60	9/7/18	6,585,000[a,b,c]		6,585,000
					21,585,000
Georgia - 4.2%
East Point Housing Authority,
MFHR (Robins Creste Apartments
Project) (LOC; FHLMC)	1.68	9/7/18	6,840,000	[a]	6,840,000
Paulding County Hospital Authority,
RAC (Wellstar Health System) (LOC;
Northern Trust Company)	1.59	9/7/18	10,000,000	[a]	10,000,000
RIB Floater Trust (Series 2018-016),
Revenue Bonds(Emory University
Project) (Liquidity Agreement;
Barclays BankPLC)	1.59	9/7/18	4,970,000	[a,b,c]	4,970,000
Tender OptionBond Trust Receipts
(Series2018-XF0644),7/1/24,
(Piedmont Heath Care) (Liquidity
Facility; JPMorgan Chase Bank NA)	1.59	9/7/18	3,750,000	[a,b,c]	3,750,000
					25,560,000
Illinois - 4.2%
DuPage County,
Revenue Bonds (The Morton
Arboretum Project)(LOC; Northern
Trust Company)	1.57	9/7/18	100,000	[a]	100,000
Illinois Finance Authority,
Revenue Bonds(Garrett-Evangelical
Theological Seminary Project)(LOC;
FHLB)	1.56	9/7/18	4,285,000	[a]	4,285,000
Illinois Housing Development Authority,
Revenue Bonds (Liquidity Facility;
FHLB)	1.59	9/7/18	2,865,000	[a]	2,865,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Illinois - 4.2% (continued)
McCook,
RevenueBonds (The Illinois Saint
Andrew Society Project) (LOC;
Northern Trust Company)	1.78	9/7/18	2,800,000	[a]	2,800,000
Tender Option Bond Trust Receipts
(Series 2015-ZM0120), 7/1/23,
(Illinois To ll Highway Authority, Toll
Highway Senior Revenue Bonds)
(LOC; Royal Bank of Canada)	1.61	9/7/18	6,230,000	[a,b,c]	6,230,000
Will County,
SWDR (BASF Corporation Project)	1.65	9/7/18	9,000,000	[a]	9,000,000
					25,280,000
Indiana - 3.2%
Crawfordsville,
MFHR(AutumnWoodsPhaseII
Apartments) (LOC; FHLB)	1.63	9/7/18	680,000	[a]	680,000
Elkhart County,
Economic Development Revenue
Bonds (LOC; JPMorgan Chase Bank
NA)	1.63	9/7/18	1,475,000	[a]	1,475,000
Noblesville,
EDR(GreyStone Apartments Project)
(LOC; Bank of America)	1.65	9/7/18	10,005,000	[a]	10,005,000
Tender OptionBondTrust Receipts
(Series 2018-ZF2683), 7/1/43,
(Indiana State Housing & Community
Development Authority, Single Family
Mortgage Revenue Bonds (Liquidity
Agreement; Morgan Stanley Bank))	1.59	9/7/18	7,500,000	[a,b,c]	7,500,000
					19,660,000
Iowa - .7%
Tender Option Bond Trust Receipts
(Series2018-ZF2626),8/15/46,
(Liquidity Facility; Morgan Stanley
Bank)	1.61	9/7/18	4,000,000	[a,b,c]	4,000,000
Kansas - .4%
LeawoodCity,
GO	2.00	9/4/18	2,340,000		2,340,111
Kentucky - .0%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue Bonds,
Refunding (Liberty Ridge Senior
Living, Inc. Project) (LOC; FHLB)	1.81	9/7/18	300,000	[a]	300,000
Louisiana - 6.6%
AscensionParish,
Revenue Bonds(BASF Corporation
Project)	1.65	9/7/18	14,000,000	[a]	14,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Louisiana - 6.6% (continued)
Caddo-Bossier Parishes Port
Commission,
Revenue Bonds (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	1.71	9/7/18	900,000	[a]	900,000
Calcasieu ParishIndustrial Development
Board,
Revenue Bonds (Hydroserve
Westlake) (LOC; JP Morgan Chase
BankNA)	1.61	9/7/18	3,300,000	[a]	3,300,000
Louisiana Housing Finance Agency,
MF Housing Revenue Bonds (Arbor
Place Apartments Project) (Insured;
Federal Home Loan Mortgage
Corporation and Liquidity Facility;
Federal Home Loan Mortgage
Corporation)	1.68	9/7/18	7,300,000	[a]	7,300,000
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds (Honeywell
International Inc. Project)	1.71	9/7/18	6,000,000	[a]	6,000,000
Louisiana Public Facilities Authority,
Revenue Bonds (AirProductsand
Chemicals Project)	1.54	9/1/18	1,500,000	[a]	1,500,000
Tender Option Bond Trust Receipts
(Series 2018-BAML 7002) ,9/1/57,
(LouisanPublic Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center) (LOC; Bank
of America NA and SPA; Bank of
America NA))	1.56	9/7/18	7,000,000	[a,b,c]	7,000,000
					40,000,000
Maryland - 1.0%
BaltimoreCounty,
Revenue Bonds (Cross Creek
Apartments Facility) (LOC; PNC Bank
NA)	1.58	9/7/18	4,055,000	[a]	4,055,000
Tender Option Bond Trust Receipts
(Series 2018-XF0642) ,3/1/26,
(Liquidity Facility; JP Morgan Chase
BankNA)	1.59	9/7/18	1,900,000[a,b,c]		1,900,000
					5,955,000
Massachusetts - 2.6%
Massachusetts Bay Transportation
Authority,
GO	1.60	9/7/18	3,000,000	[a]	3,000,000
Melrose City,
BAN	2.50	11/16/18	5,000,000		5,010,925

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Massachusetts - 2.6% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XL0073), 7/1/24,
(Liquidity Facility;JP Morgan Chase
Bank NA)	1.64	9/7/18	8,100,000	[a,b,c]	8,100,000
					16,110,925
Michigan - .5%
Tender Option Bond Trust Receipts
(Series 2018 XF0686)11/1/48,
(Michigan Finance Authority, Revenue
Bonds (Charter County of Wayne
Criminal Justice Center) (Liquidity
Agreement; Royal Bank of Canada))
Recourse	1.61	9/7/18	3,000,000	[a,b,c]	3,000,000
Minnesota - .4%
WaitePark,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	1.76	9/7/18	2,190,000	[a]	2,190,000
Mississippi - 1.3%
Mississippi Business Finance
Corporation,
Gulf Opportunity ZoneIDR (Chevron
U.S.A .Inc. Project)	1.54	9/1/18	7,825,000	[a]	7,825,000
Missouri - 3.1%
RIB Floaters Trust,
Revenue Bonds (SSM Health Care)
(Insured; Barclays Bank PLC and
Liquidity Facility; Barclays Bank PLC)	1.61	9/7/18	17,080,000	[a,b,c]	17,080,000
Saint LouisIndustrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	1.60	9/7/18	1,530,000	[a]	1,530,000
					18,610,000
Nevada - 1.4%
Nevada Housing Division,
Multi-Unit Housing Revenue Bonds
(Oakmont at Flamingo Road Project)
(Liquidity Facility;FHL Band LOC;
FHLB)	1.60	9/7/18	8,500,000	[a]	8,500,000
New Jersey - .2%
Tender Option Bond Trust Receipts
(Series 2018-ZF2625), 10/1/28,
(Liquidity Facility; Morgan Stanley
Bank)	1.61	9/7/18	1,115,000	[a,b,c]	1,115,000
New York - 16.2%
Albany Industrial Development Agency,
Civic Facility Revenue Bonds
(Renaissance Corporation of Albany
Project) (LOC; M&T Trust)	1.61	9/7/18	2,400,000	[a]	2,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
New York - 16.2% (continued)
Herkimer County Industrial
Development Agency,
IDR (F.E.Hale Manufacturing
Company Facility) (LOC; HSBC Bank
USA)	1.87	9/7/18	810,000	[a]	810,000
Metropolitan Transportation Authority
of New York,
(LiquidityFacility;CitibankNA)	1.64	9/7/18	4,000,000	[a,b,c]	4,000,000
Nassau County Industrial Development
Agency,
Housing Revenue Bonds (Rockville
Centre Housing Associates, L.P.
Project) (LOC; M&T Trust)	1.86	9/7/18	8,995,000	[a]	8,995,000
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project)(LOC;TDBank)	2.01	9/7/18	3,585,000	[a]	3,585,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
RevenueBonds(LiquidityFacility;
Sumitomo Mitsui Banking)	1.58	9/7/18	12,000,000	[a]	12,000,000
New York Dormitory Authority,
Revenue Bonds,Refunding(Catholic
Health System)(LOC;HSBCBankUSA
NA)	1.58	9/7/18	2,565,000	[a]	2,565,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank,Ltd.)	1.63	9/7/18	11,000,000	[a]	11,000,000
New York State Housing Finance
Agency,
HousingRevenueBonds(BaisleyPark
Gardens) (LOC; Citibank NA)	1.61	9/7/18	5,535,000	[a]	5,535,000
New York State Power Authority,
CP (Liquidity Facility: JPMorgan Chase
Bank, State Street Bank and Trust Co.,
Toronto-Dominion Bank and Wells
Fargo Bank)	1.20	9/6/18	2,000,000		2,000,000
Onondaga County Industrial
Development Agency,
IDR (ICM Controls Corporation
Project) (LOC; M&T Trust)	1.76	9/7/18	1,205,000	[a]	1,205,000
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project)(LOC;FHLB)	5.00	10/1/18	1,000,000		1,002,846
RBC Municipal Products Inc Trust,
GO (LOC; Royal Bank of Canada)	1.59	9/7/18	5,000,000	[a,b,c]	5,000,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
New York - 16.2% (continued)
RBC Municipal Products Inc Trust,
Revenue Bonds(LOC;RoyalBankof
Canada and Liquidity Facility; Royal
BankofCanada)	1.59	9/7/18	7,000,000	[a,b,c]	7,000,000
Schenectady Industrial Development
Agency,
Civic Facility Revenue Bonds(Union
Graduate College Project) (LOC; M&T
Trust)	1.61	9/7/18	4,635,000	[a]	4,635,000
Syracuse,
RAN,Series2018A	3.50	3/29/19	8,800,000		8,877,264
TenderOptionBondTrustReceipts
(Series 2015-ZF0269),10/15/25,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 169th
Series) (Liquidity Facility; TD Bank)	1.63	9/7/18	2,000,000	[a,b,c]	2,000,000
Tender OptionBondTrustReceipts
(Series 2016-YX1034),11/15/35,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 197th
Series) (Liquidity Facility; Barclays
BankPLC)	1.64	9/7/18	2,380,000	[a,b,c]	2,380,000
TenderOptionBondTrustReceipts
(Series2016-ZM0129),9/15/23,
(NewYor kState Urban Development
Corporation, State Personal Income
Tax Revenue Bonds(General
Purpose)) (Liquidity Facility; Royal
Bankof Canada)	1.59	9/7/18	2,240,000	[a,b,c]	2,240,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623), 11/15/42,
(Liquidity Facility; TD Bank NA)	1.68	9/7/18	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2018-XF0643), 5/1/26,
(Liquidity Facility; JP Morgan Chase
BankNA)	1.59	9/7/18	6,000,000	[a,b,c]	6,000,000
					98,230,110
North Carolina - 1.6%
North Carolina Capital Facilities Finance
Agency,
Revenue Bonds(NorthCarolina
Aquarium SocietyProject)(LOC;Bank
of America)	1.57	9/7/18	9,745,000	[a]	9,745,000
Ohio - 2.6%
Cuyahoga County,
Airport Facilities Revenue Bonds
(Corporate Wings Project) (LOC; U.S.
Bank NA)	1.78	9/7/18	1,400,000	[a]	1,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Ohio - 2.6% (continued)
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC
Bank NA)	1.62	9/7/18	35,000	[a]	35,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue Bonds
(Mortgage-Backed Securities
Program)(LiquidityFacility;Wells
Fargo Bank)	1.61	9/7/18	280,000	[a]	280,000
RBC Municipal ProductsIncome Trust,
GO (Liquidity Facility;Royal Bank of
Canada and LOC;Roya lBank of
Canada)	1.59	9/7/18	6,200,000	[a,b,c]	6,200,000
RBC Municipal Products Trust (Series G-
30),
(LOC;Royal Bank of Canada and
Liquidity Facility;RoyalBank of
Canada)	1.59	9/7/18	2,300,000	[a,b,c]	2,300,000
TenderOption Bond Trust Receipts
(Series 2018-YX1079), 9/1/25,
Revenue Bonds (Liquidity Agreement;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	1.71	9/7/18	5,590,000	[a,b,c]	5,590,000
					15,805,000
Pennsylvania - 1.1%
Telford Industrial Development
Authority,
IDR (Ridgetop Associates Project)
(LOC; Bank of America)	1.69	9/7/18	1,935,000	[a]	1,935,000
Tender Option Bond Trust Receipts
(Series 2018-XL0061),11/1/25,
(Liquidity Facility; Citibank NA and
LOC; Citibank NA)	1.62	9/7/18	4,490,000	[a,b,c]	4,490,000
					6,425,000
South Carolina - 4.3%
South Carolina Jobs-Economic
Development Authority,
EDR (Lexington-Richland Alcohol and
Drug Abuse Council, Inc. Project)
(LOC; Branch Banking and Trust Co.)	1.58	9/7/18	3,690,000	[a]	3,690,000
TenderOption Bond Trust Receipts
(Series2015-XF2204), 1/1/23,
(Charleston, Waterworks and Sewer
System Capital Improvement Revenue
Bonds) (Liquidity Facility; Citibank
NA)	1.59	9/7/18	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts
(Series 2017-XF2425), 12/1/54,
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays BankPLC)	1.60	9/7/18	19,240,000	[a,b,c]	19,240,000
					25,930,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Tennessee - 3.3%
Covington Industrial Development
Board,
Revenue Bonds (CharmsCompany
Project) (LOC; Bank of America NA)	1.63	9/7/18	7,500,000	[a]	7,500,000
Sevier County Public Building Authority,
Local Government Improvement
Revenue Bonds(RevenueBonds
Program V) (LOC; Bank of America)	1.59	9/7/18	4,000,000	[a]	4,000,000
Sevier County Public Building Authority,
Local GovernmentPublic
Improvement Revenue Bonds (LOC;
Bank of America NA)	1.59	9/7/18	4,000,000	[a]	4,000,000
Shelby County Health Educational and
Housing Facility Board,
EducationalFacilities Revenue Bonds
(Rhodes College)	1.61	9/7/18	4,385,000	[a]	4,385,000
					19,885,000
Texas - 16.6%
Brazos River Harbor Navigation District
of Brazoria County,
Revenue Bonds(BASF Corporation
Project)	1.65	9/7/18	9,200,000	[a]	9,200,000
Port of Port Arthur Navigation District,
Revenue Bonds(BASF Corporation
Project)	1.65	9/7/18	9,800,000	[a]	9,800,000
RBC MunicipalProducts Inc.Trust
(Series G-45),
GO (Liquidity Agreement:RoyalBank
of Canada and Texas Permanent
School Fund Guarantor and LOC;
Royal Bank of Canada)	1.59	9/7/18	1,410,000	[a,b,c]	1,410,000
RBC Municipal Products Income Trust,
GO (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.59	9/7/18	2,000,000	[a,b,c]	2,000,000
Red River Education Finance
Corporation,
Higher Education Revenue Bonds
(Texas Christian University Project)
(Liquidity Facility; Northern Trust
Company)	1.58	9/7/18	15,800,000	[a]	15,800,000
San AntonioTexas Gas and Electric,
CP (Liquidity Facility; MUFG Bank
Ltd.)	1.35	9/5/18	10,000,000		10,000,000
Tender Option Bond Trust Receipts
(Series 2015-XF2201),10/15/23,
(Texas Water Development Board,
State Water Implementation Revenue
Bonds)(Liquidity Facility; Citibank
NA)	1.59	9/7/18	3,100,000	[a,b,c]	3,100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Texas - 16.6% (continued)
Tender Option Bond Trust Receipts
(Series 2016-ZF0471) ,11/1/19,
(Dallas and Fort Worth, Joint
Improvement Revenue Bonds
(Dallas/Fort Worth International
Airport)) (LOC; Royal Bank of Canada)	1.63	9/7/18	10,245,000	[a,b,c]	10,245,000
TenderOption Bond Trust Receipts
(Series 2018-XM0662), 12/15/46,
(Liquidity Facility;Toronto-Dominion
Bank)	1.64	9/7/18	3,000,000	[a,b,c]	3,000,000
Texas Department of Housing and
Community Affairs,
Multi-Family Housing Revenue Bonds
(Idlewilde Apartments)(LOC; Federal
National Mortgage Association)	1.65	9/7/18	10,000,000	[a]	10,000,000
University of North Texas,
CP, Series A	1.55	9/11/18	7,000,000		7,000,000
University of NorthTexas,
CP, Series A	1.58	9/11/18	5,000,000		5,000,000
University of NorthTexas,
CP, Series A	1.60	9/11/18	9,300,000		9,300,000
University of Texas System,
CP	1.26	10/4/18	5,000,000		5,000,000
					100,855,000
Vermont - .6%
Vermont Housing Finance Agency,
Multiple Purpose Revenue Bonds
(Liquidity Facility;TDBank)	1.65	9/7/18	3,850,000	[a]	3,850,000
Virginia - .8%
Lynchburg Industrial Development
Authority,
Industrial Development Revenue
Bonds (Aerofin Corporation Project)
(LOC; PNC Bank NA)	1.62	9/7/18	2,075,000	[a]	2,075,000
University of Virginia,
CP	1.19	9/6/18	3,000,000		3,000,000
					5,075,000
Washington - 2.6%
Pierce County Economic Development
Corporation,
Industrial Revenue Bonds (Sea Tac
Packaging Project)(LOC; HSBC Bank
USA)	1.71	9/7/18	2,550,000	[a]	2,550,000
Pierce County Economic Development
Corporation,
Industrial Revenue Bonds (Sea Tac
Packaging Project)(LOC; HSBC Bank
USA)	1.71	9/7/18	1,600,000	[a]	1,600,000

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Short-Term Investments - 101.0% (continued)
Washington - 2.6% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2630)5/1/43,
(Port of Seattle, Revenue Bonds
(Liquidity Agreement ;Credit Suisse
AG)	1.66	9/7/18	8,780,000	[a,b,c]	8,780,000
University of Washington,
CP	1.67	12/7/18	3,000,000		3,000,000
					15,930,000
Wisconsin - 4.5%
Chippewa Falls Area Unified School
District,
BAN (Unified School District)	3.00	1/10/19	5,000,000		5,007,754
Door County Housing Authority,
Housing Revenue Bonds(Big Hill
Regency House Project)(LOC;FHLB)	1.78	9/7/18	1,500,000	[a]	1,500,000
Franklin Industrial Development
Revenue,
Revenue Bonds(Schmitz Ready Mix
Inc.) (LOC; FHLB)	1.78	9/7/18	1,555,000	[a]	1,555,000
Kiel,
IDR (Polar Ware Company Project)
(LOC; Wells Fargo Bank)	1.78	9/7/18	1,950,000	[a]	1,950,000
Manitowoc Community Development
Authority,
Housing Revenue Bonds (South brook
Manor Project)(LOC;FHLB)	1.78	9/7/18	2,000,000	[a]	2,000,000
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc.Project)(LOC;
Bank of Montreal)	1.76	9/7/18	545,000	[a]	545,000
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project)(LOC;FHLB)	1.78	9/7/18	890,000	[a]	890,000
Racine,
NAN	3.50	3/11/19	1,745,000		1,753,254
Tender Option Bond Trust Receipts
(Series 2018-XF0609),2/15/24,
(Liquidity Facility;JPMorganChase
Bank NA andLOC;JP Morgan Bank NA)	1.61	9/7/18	7,490,000	[a,b,c]	7,490,000
West Bend Housing Authority,
Revenue Bonds(River Shores
Regency)(LOC; FHLB)	1.78	9/7/18	4,890,000	[a]	4,890,000
					27,581,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost$613,447,154)	101.0%	613,447,154
Liabilities, Less Cash and Receivables	(1.0%)	(5,798,908)
Net Assets	100.0%	607,648,246

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to $228,125,000 or 37.54% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level1-UnadjustedQuotedPrices	-
Level2-OtherSignificantObservableInputs	613,447,154
Level 3 - Significant Unobservable Inputs	-
Total	613,447,154

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)